SEGMENTED INFORMATION - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Carrying amount of goodwill by segment
Acquisition	$ (162,479)	$ (71,989)
Goodwill	407,792	696,809
Cost
Carrying amount of goodwill by segment
Goodwill	896,873	896,873
Accumulated impairment
Carrying amount of goodwill by segment
Impairment loss	(289,017)
Goodwill	(489,081)	(200,064)
Canadian Malartic joint operation
Carrying amount of goodwill by segment
Goodwill	347,792	657,792
Canadian Malartic joint operation | Cost
Carrying amount of goodwill by segment
Acquisition	(60,000)
Goodwill	597,792	657,792
Canadian Malartic joint operation | Accumulated impairment
Carrying amount of goodwill by segment
Impairment loss	(250,000)
Goodwill	(250,000)
Meliadine project | Cost
Carrying amount of goodwill by segment
Goodwill	200,064	200,064
Meliadine project | Accumulated impairment
Carrying amount of goodwill by segment
Goodwill	(200,064)	(200,064)
La India mine
Carrying amount of goodwill by segment
Goodwill		39,017
La India mine | Cost
Carrying amount of goodwill by segment
Goodwill	39,017	$ 39,017
La India mine | Accumulated impairment
Carrying amount of goodwill by segment
Impairment loss	(39,017)
Goodwill	(39,017)
Exploration
Carrying amount of goodwill by segment
Goodwill	60,000
Exploration | Cost
Carrying amount of goodwill by segment
Acquisition	60,000
Goodwill	$ 60,000